Volume and Fair Value Amounts of Derivative Instruments (Detail) (Commodity swaps, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 Designated as Hedging Instrument MMBtu	Dec. 31, 2010 Designated as Hedging Instrument MMBtu	Dec. 31, 2011 Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2011 Designated as Hedging Instrument Other Liabilities	Dec. 31, 2011 Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2010 Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2010 Designated as Hedging Instrument Other Assets	Jun. 30, 2012 Not Designated as Hedging Instrument MMBtu	Dec. 31, 2011 Not Designated as Hedging Instrument MMBtu	Jun. 30, 2012 Not Designated as Hedging Instrument Accrued Liabilities	Dec. 31, 2011 Not Designated as Hedging Instrument Accrued Liabilities	Jun. 30, 2012 Not Designated as Hedging Instrument Other Liabilities	Dec. 31, 2011 Not Designated as Hedging Instrument Other Liabilities	Jun. 30, 2012 Not Designated as Hedging Instrument Prepaid Expenses and Other Assets	Dec. 31, 2011 Not Designated as Hedging Instrument Accrued Liabilities
Derivative [Line Items]
Notional Amount MMBtu	2,988,107	5,748,733						5,716,097	4,891,187
Fair Value, Derivative Liabilities			$ (3,803)	$ (877)	$ (4,680)	$ (2,505)				$ (7,824)	$ (6,244)	$ (818)	$ (1,419)		$ (7,663)
Fair Value, Derivative Asset							$ 142							$ 26